SHORT-TERM AND LONG-TERM DEBT (Interest Rate Information) (Details)	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Weighted average interest rate (in percentage)	2.68%	2.91%
US Dollar LIBOR
Debt Instrument [Line Items]
Three month U.S. Dollar LIBOR rate (in percentage)	0.21%	0.24%
Norwegian Interbank Offered Rate ("NIBOR")
Debt Instrument [Line Items]
Three month Norwegian kroner NIBOR rate (in percentage)	0.95%	0.49%